CERTIFICATION
                                  -------------


         Pursuant to Rule 497(j), Neuberger & Berman Equity Trust (1933 Act File No. 33-64368; 1940 Act File No. 811-7784) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to Neuberger & Berman NYCDC Socially Responsive Trust, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 10 ("Amendment No. 10") to its Registration Statement and (b) that Amendment No. 10 was filed electronically.


                                                  /s/ Claudia A. Brandon
Dated:  December 11, 1996                    By: --------------------------
                                                  Claudia A. Brandon



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